Average Annual Total Returns - Voya Strategic Allocation Conservative Portfolio	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I Bloomberg Barclays U.S. Aggregate Bond Index 1 Yr		Class I Bloomberg Barclays U.S. Aggregate Bond Index 5 Yrs		Class I Bloomberg Barclays U.S. Aggregate Bond Index 10 Yrs		Class I Bloomberg Barclays U.S. Aggregate Bond Index Since Inception	Class S 1 Yr	Class S 5 Yrs	Class S 10 Yrs	Class S Since Inception	Class S Inception Date	Class S Bloomberg Barclays U.S. Aggregate Bond Index 1 Yr		Class S Bloomberg Barclays U.S. Aggregate Bond Index 5 Yrs		Class S Bloomberg Barclays U.S. Aggregate Bond Index 10 Yrs		Class S Bloomberg Barclays U.S. Aggregate Bond Index Since Inception
Total	10.45%	7.29%	6.85%		Jul. 05, 2095	7.51%	[1]	4.44%	[1]	3.84%	[1]	[1]	10.19%	7.02%	6.57%		Aug. 05, 2005	7.51%	[1]	4.44%	[1]	3.84%	[1]	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.